Summary of Significant Accounting Policies (Details) - Schedule of consolidated balance sheets - Variable Interest Entity [Member] - USD ($)		Mar. 31, 2023	Mar. 31, 2022
Schedule of Consolidated Balance Sheets [Abstract]
Current assets		$ 430,150	$ 580,823
Non-current assets		16,866	145,711
Total assets		447,016	726,534
Current liabilities		252,446	598,354
Intercompany payables	[1]	3,156,235	3,513,846
Total liabilities		3,408,681	4,112,200
Net assets		$ (2,961,665)	$ (3,385,666)

[1]	Intercompany payables are eliminated upon consolidation.